Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Unaudited Earnings Per Share (After Reorganization)

The following table presents unaudited earnings per share of Lonestar Resources US Inc., assuming that the 1 for 2 reverse stock split upon Reorganization had occurred at the beginning of the three and nine month periods ended September 30, 2016 and 2015:

Unaudited Earnings Per Share (After Reorganization)

	Three months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Net income (loss) per common share:
Basic	$(1.44)	$0.88	$(4.64)	$(0.33)
Diluted	(1.44)	0.88	(4.64)	(0.33)
Weighted average common shares outstanding:
Basic	7,842,586	7,522,025	7,629,896	7,522,025
Diluted	7,842,586	7,522,025	7,629,896	7,522,025

Schedule of Unaudited Pro Forma Earnings Per Share (After Reorganization)

The following table presents unaudited pro forma earnings per share of Lonestar Resources US Inc., assuming that the 1 for 2 reverse stock split upon reorganization had occurred at the beginning of years ended December 31, 2015 and 2014:

UNAUDITED PRO FORMA EARNINGS PER SHARE (AFTER REORGANIZATION)

	2015	2014
Net income (loss) per common share:
Basic	$(3.63)	$4.97
Diluted	(3.63)	4.84

Weighted average common shares outstanding:
Basic	7,522,025	7,330,602
Diluted	7,522,025	7,534,805